Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Accounting Policies [Abstract]
Schedule of Estimated Useful Life of Asset
Computer Equipment	Up to 5 years
Furniture and fixtures	Up to 7 years
Leasehold improvements	Shorter of the remaining lease term or estimated life of the improvement

Computer Equipment	Up to 5 years
Furniture and fixtures	Up to 7 years
Leasehold improvements	Shorter of the remaining lease term or estimated life of the improvement

Schedule of Weighted Average Diluted Common Shares Outstanding

The following securities were excluded from weighted average diluted common shares outstanding for the three and six months ended December 31, 2022 and 2021 because their inclusion would have been antidilutive:

	As of December 31,
	2022	2021
Common stock options	7,635	15,302
Common stock warrants(1)	562,006	53,506
Common stock issuable upon conversion of senior convertible note	147,589	24,783
10% Series A cumulative redeemable convertible preferred stock(2)	835,950	835,950
Total	1,553,180	929,541

The following securities were excluded from weighted average diluted common shares outstanding for the year ended June 30, 2022 and 2021 because their inclusion would have been antidilutive:

	2022	2021
Common stock options	$11,105	$4,747
Common stock warrants	226,006	53,506
Common stock issuable upon conversion of senior convertible note	160,315	21,200
10% Series A cumulative redeemable convertible preferred stock	835,950	—
Total	$1,233,376	$79,453